ScheduleOfSegment Reporting Information By Segment Bis (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales of goods	€ 14,767	€ 17,009	€ 12,399
Sales of RPPs and leases	3,922	3,988	4,508
Sales of spare parts and services	5,375	5,021	5,365
Total sales	24,065	26,018	22,272
Other Revenue, Net	15	47	20
Total revenues	24,080	26,065	22,292
Total cost of sales	(14,761)	(15,632)	(13,435)
Gross profit	9,319	10,433	8,857
Research and development expenses	(2,595)	(2,659)	(2,436)
Selling and marketing expenses	(6,279)	(6,620)	(5,874)
General and administrative expenses	(3,200)	(3,185)	(3,044)
Loss from operations	(2,755)	(2,030)	(2,497)
Total assets	26,874	30,444
Capital expenditures	758	600	871
Long-lived assets	4,434	4,913	5,498
Goodwill	2,412	2,412
Urology Devices and Services (UDS) [Member]
Sales of goods	13,020	15,126	10,957
Sales of RPPs and leases	1,588	1,293	1,238
Sales of spare parts and services	4,344	4,015	4,212
Total net sales		20,433	16,407
Total revenues	18,952	20,433	16,407
Total cost of sales	(12,271)	(12,723)	(10,815)
Gross profit	6,681	7,710	5,592
Research and development expenses	(525)	(746)	(792)
Selling and marketing expenses	(4,692)	(4,794)	(3,865)
General and administrative expenses	(963)	(1,014)	(813)
Total expenses	(6,179)	(6,554)	(5,471)
Loss from operations	502	1,156	122
Total assets	18,303	20,894	21,309
Capital expenditures	720	539	760
Long-lived assets	2,981	3,129	3,391
Goodwill	1,767	1,767	1,767
FDA [Member]
Research and development expenses	(973)	(992)	(694)
General and administrative expenses	(165)	(97)	(79)
Total expenses	(1,138)	(1,089)	(773)
Loss from operations	(1,138)	(1,089)	(773)
Total assets	110	162	268
Long-lived assets		64	9
EDAP TMS (Corporate) [Member]
Selling and marketing expenses			(41)
General and administrative expenses	(1,415)	(1,352)	(1,547)
Total expenses	(1,415)	(1,352)	(1,588)
Loss from operations	(1,415)	(1,352)	(1,588)
Total assets	1,692	2,071	2,984
Capital expenditures		39	27
Long-lived assets	202	217	150
High Intensity Focused Ultrasound (HIFU) [Member]
Sales of goods	1,747	1,884	1,442
Sales of RPPs and leases	2,335	2,695	3,270
Sales of spare parts and services	1,031	1,006	1,153
Total net sales		5,585	5,865
Other Revenue, Net	15	47	20
Total revenues	5,128	5,632	5,885
Total cost of sales	(2,490)	(2,909)	(2,621)
Gross profit	2,638	2,723	3,264
Research and development expenses	(1,097)	(920)	(950)
Selling and marketing expenses	(1,587)	(1,825)	(1,968)
General and administrative expenses	(657)	(723)	(604)
Total expenses	(3,342)	(3,468)	(3,521)
Loss from operations	(704)	(746)	(257)
Total assets	6,769	7,316	7,677
Capital expenditures	38	22	84
Long-lived assets	1,251	1,504	1,948
Goodwill	€ 645		€ 645